PHOENIX CA TAX-EXEMPT BOND FUND

    Supplement dated April 10, 2006 to the Prospectus dated August 28, 2005, as supplemented January 11, 2006 and February 17, 2006


IMPORTANT NOTICE TO INVESTORS

Effective March 1, 2006, the funds' investment adviser is lowering the expense cap of total fund operating expenses from 1.00% to 0.85% for Class A Shares and from 1.75% to 1.60% for Class B Shares. On page 5, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnote (c) is amended as follows:


    ------------------------------------------------------- ----------- --------
                                                              CLASS A    CLASS B
                                                               SHARES     SHARES
                                                               ------     ------
    ------------------------------------------------------- ----------- --------
    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
    DEDUCTED FROM FUND ASSETS)
    ------------------------------------------------------- ----------- --------
    Management Fees                                            0.45%      0.45%
    ------------------------------------------------------- ----------- --------
    Distribution and Shareholder Servicing (12b-1) Fees(b)     0.25%      1.00%
    ------------------------------------------------------- ----------- --------
    Other Expenses                                             0.49%      0.49%
                                                               -----      -----
    ------------------------------------------------------- ----------- --------
    TOTAL ANNUAL FUND OPERATING EXPENSES                       1.19%      1.94%
    ------------------------------------------------------- ----------- --------
    Expense Reduction(c)                                      (0.34)%    (0.34)%
                                                              -------    -------
    ------------------------------------------------------- ----------- --------
    NET ANNUAL FUND OPERATING EXPENSES                         0.85%      1.60%
                                                               =====      =====
    ------------------------------------------------------- ----------- --------

    (c) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through August 30, 2007, so that such expenses do not exceed 0.85% for Class A Shares and 1.60% for Class B Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

Additionally, the first example table on page 6 is replaced with the following:

    ----------- --------------- --------------- ---------------- ---------------
    CLASS           1 YEAR         3 YEARS          5 YEARS         10 YEARS
    ----------- --------------- --------------- ---------------- ---------------
    Class A          $558            $803           $1,067           $1,821
    ----------- --------------- --------------- ---------------- ---------------
    Class B          $563            $776           $1,016           $2,042
    ----------- --------------- --------------- ---------------- ---------------

The second example table on page 6 is replaced with the following:

    ----------- --------------- --------------- ---------------- ---------------
    CLASS           1 YEAR         3 YEARS          5 YEARS         10 YEARS
    ----------- --------------- --------------- ---------------- ---------------
    Class B          $163            $576           $1,016           $2,042
    ----------- --------------- --------------- ---------------- ---------------

The following disclosure below the second table is amended as follows:

    The examples assume that the expense reimbursement obligations of the adviser are in effect through August 31, 2007. Thereafter, the examples do not reflect any expense reimbursement obligations.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP 692/ExpCaps (04/06)